STAFF COSTS - Schedule of Staff Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Employee Benefits [Line Items]
Total staff costs	$ 22.1	$ 21.4	$ 45.3	$ 45.3	$ 86.9
Included in operating expenses
Disclosure Of Employee Benefits [Line Items]
Total staff costs	2.5	2.6	4.9	4.9	9.6
Included in administrative expenses
Disclosure Of Employee Benefits [Line Items]
Total staff costs	$ 19.6	$ 18.8	$ 40.4	$ 40.4	$ 77.3